Share-Based Compensation (Details) - Schedule of RSU award activity - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Compensation (Details) - Schedule of RSU award activity [Line Items]
Number of Shares Unvested, beginning balance | shares
Weighted Average Grant Date Fair Value, beginning balance | $ / shares
Number of Shares Unvested, Granted | shares	4,440,067
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 9
Number of Shares Unvested, ending balance | shares	4,440,067
Weighted Average Grant Date Fair Value, ending balance | $ / shares	$ 9